Summary of Significant Accounting Policies (Details 1)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Machinery and equipment [Member]
Vehicles	5 years	5 years
Office equipment [Member]
Vehicles	5 years	5 years
Vehicles [Member]
Vehicles	5 years	5 years